CONDENSED CONSOLIDATED STATEMENTS OF MEMBERS' (DEFICIT) EQUITY (UNAUDITED) - USD ($)	Total	Rubicon Technologies, LLC and Subsidiaries [Member]	Rubicon Technologies, LLC and Subsidiaries [Member] Rubicon [Member]	Common Stock [Member] Rubicon Technologies, LLC and Subsidiaries [Member] Rubicon [Member]	Preferred Stock [Member] Rubicon Technologies, LLC and Subsidiaries [Member] Rubicon [Member]
Balance – April 30, 2021 at Dec. 31, 2018			$ 60,466,000	$ (97,957,000)	$ 158,423,000
Compensation costs related to incentive units			902,000		902,000
Net loss			(60,436,000)	(18,076,000)	(42,360,000)
Balance – June 30, 2021 (unaudited) at Dec. 31, 2019		$ 36,929,000	36,929,000	(116,033,000)	152,962,000
Compensation costs related to incentive units			375,000		375,000
Net loss			(43,870,000)	(12,772,000)	(31,098,000)
Balance – June 30, 2021 (unaudited) at Sep. 30, 2020			(6,566,000)	(128,805,000)	122,239,000
Balance – April 30, 2021 at Dec. 31, 2019		36,929,000	36,929,000	(116,033,000)	152,962,000
Compensation costs related to incentive units			468,000		468,000
Net loss			(58,583,000)	(17,388,000)	(41,195,000)
Balance – June 30, 2021 (unaudited) at Dec. 31, 2020		(21,186,000)	(21,186,000)	(133,421,000)	112,235,000
Balance – April 30, 2021 at Jun. 30, 2020			7,785,000	(124,590,000)	132,375,000
Compensation costs related to incentive units			125,000		125,000
Net loss			(14,476,000)	(4,215,000)	(10,261,000)
Balance – June 30, 2021 (unaudited) at Sep. 30, 2020			(6,566,000)	(128,805,000)	122,239,000
Balance – April 30, 2021 at Dec. 31, 2020		$ (21,186,000)	(21,186,000)	(133,421,000)	112,235,000
Compensation costs related to incentive units			486,000		486,000
Warrants exercised			32,490,000		32,490,000
Net loss			(42,831,000)	(12,356,000)	(30,475,000)
Balance – June 30, 2021 (unaudited) at Sep. 30, 2021	$ 16,471		(31,041,000)	(145,777,000)	114,736,000
Balance – April 30, 2021 at Apr. 25, 2021
Net loss	(8,529)
Balance – June 30, 2021 (unaudited) at Apr. 30, 2021	16,471
Balance – April 30, 2021 at Apr. 25, 2021
Net loss	(8,529)
Balance – June 30, 2021 (unaudited) at Jun. 30, 2021	16,471		(15,029,000)	(140,574,000)	125,545,000
Balance – April 30, 2021 at Apr. 25, 2021
Net loss	(8,529)
Balance – June 30, 2021 (unaudited) at Sep. 30, 2021	16,471		(31,041,000)	(145,777,000)	114,736,000
Balance – April 30, 2021 at Jun. 30, 2021	16,471		(15,029,000)	(140,574,000)	125,545,000
Compensation costs related to incentive units			122,000		122,000
Warrants exercised			1,994,000		1,994,000
Net loss			(18,128,000)	(5,203,000)	(12,925,000)
Balance – June 30, 2021 (unaudited) at Sep. 30, 2021	$ 16,471		$ (31,041,000)	$ (145,777,000)	$ 114,736,000